Commitments - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Commitments [Abstract]
Capital expenditure on intangibles and property, plant and equipment	£ 263	£ 312	£ 255
Minimum lease rentals payables for sort-term leases and leases of low-value assets	11	19
Total future cash outflow for leases that has not yet commenced and not recognised as lease liabilities	£ 132	£ 133